Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
9.	Goodwill and Other Intangible Assets

The change in the net carrying amount of goodwill for the years ended December 31, 2012 and 2011 by segment is as follows (in thousands):

	Steel Mills	Steel Products	Raw Materials	All Other	Total

Balance, December 31, 2010	$268,466	$799,060	$679,916	$ 88,852	$1,836,294
Acquisitions	-	-	2,986	-	2,986
Translation	-	(8,619)	-	-	(8,619)

Balance, December 31, 2011	268,466	790,441	682,902	88,852	1,830,661
Acquisitions and dispositions	138,579	(3,489)	20,323	-	155,413
Translation	-	18,464	-	-	18,464

Balance, December 31, 2012	$407,045	$805,416	$703,225	$ 88,852	$2,004,538

  The majority of goodwill is not tax deductible.

Intangible assets with estimated lives of 3 to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following (in thousands):

	December 31, 2012		December 31, 2011

	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$1,156,979	$325,819	$941,787	$262,841
Trademarks and trade names	152,869	32,653	123,192	25,628
Other	28,610	20,746	25,868	17,738

	$1,338,458	$379,218	$1,090,847	$306,207

Intangible asset amortization expense was $73.0 million in 2012 ($67.8 million in 2011 and $70.5 million in 2010). Annual amortization expense is estimated to be $72.1 million in 2013; $70.1 million in 2014; $68.2 million in 2015; $66.6 million in 2016; and $64.8 million in 2017.

The Company completed its annual goodwill impairment testing as of the first days of the fourth quarters of 2012, 2011 and 2010 and concluded that as of such dates there was no impairment of goodwill for any of its reporting units. We do not believe there are currently any reporting units at risk of goodwill impairment in the near term. However, assumptions in estimating reporting unit fair values are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the estimated reporting unit fair values and could result in additional impairment charges in future periods.